SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	May 31, 2026	May 31, 2025	May 31, 2024
Deferred tax assets:
Provision of credit losses	$ 15,149	$ 17,188
Total deferred tax assets	15,149	17,188	$ 3,988
Deferred tax liabilities:
Right-of-use assets – finance lease	(9,405)	(34,614)
Property and equipment	(92,292)	(92,538)
Total deferred tax liabilities	(101,697)	(127,152)	$ (70,590)
Deferred tax liabilities, net	$ (86,548)	$ (109,964)